Note 2 - Significant Accounting Policies (Details) - Estimated Useful Lives for Property and Equipment	12 Months Ended
Dec. 31, 2014
Vehicles [Member]
Note 2 - Significant Accounting Policies (Details) - Estimated Useful Lives for Property and Equipment [Line Items]
Estimated useful lives	5 years
Leasehold Improvements [Member] | Maximum [Member]
Note 2 - Significant Accounting Policies (Details) - Estimated Useful Lives for Property and Equipment [Line Items]
Estimated useful lives	3 years
Office Equipment [Member]
Note 2 - Significant Accounting Policies (Details) - Estimated Useful Lives for Property and Equipment [Line Items]
Estimated useful lives	4 years
Equipment [Member]
Note 2 - Significant Accounting Policies (Details) - Estimated Useful Lives for Property and Equipment [Line Items]
Estimated useful lives	4 years
Computer Software, Intangible Asset [Member]
Note 2 - Significant Accounting Policies (Details) - Estimated Useful Lives for Property and Equipment [Line Items]
Estimated useful lives	4 years